Schedule of Investments (unaudited)
October 31, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.0%
ANZ Group Holdings Ltd.	8,026,311	$192,243,800
APA Group	3,494,613	20,988,410
ASX Ltd.	258,133	9,524,306
BHP Group Ltd.	13,695,822	390,443,179
BlueScope Steel Ltd.	759,614	11,364,694
Fortescue Ltd.	4,554,479	63,340,178
Goodman Group	1,916,143	41,327,707
Insurance Australia Group Ltd.	6,386,810	32,833,556
Lottery Corp. Ltd. (The)	2,182,451	7,850,311
Macquarie Group Ltd.	977,360	139,405,317
Medibank Pvt Ltd.	4,776,420	15,243,894
National Australia Bank Ltd.	8,258,343	235,445,807
Origin Energy Ltd.	4,652,861	37,287,188
QBE Insurance Group Ltd.	2,653,086	34,422,660
Rio Tinto Ltd.	1,004,537	87,220,183
Santos Ltd.	8,752,217	36,147,838
Scentre Group	14,072,768	37,487,515
Sonic Healthcare Ltd.	1,261,313	17,457,326
South32 Ltd.	12,217,060	25,265,936
Stockland	6,396,646	26,446,162
Suncorp Group Ltd.	2,924,036	37,535,566
Telstra Group Ltd.	10,733,070	34,290,393
Vicinity Ltd.	10,620,309	17,545,467
Washington H Soul Pattinson & Co. Ltd.	940,826	23,117,290
Westpac Banking Corp.	9,232,573	233,625,312
Woodside Energy Group Ltd.	5,104,908	82,727,316
		1,890,587,311
Austria — 0.4%
Erste Group Bank AG	827,870	85,758,112
OMV AG	403,513	22,090,774
		107,848,886
Belgium — 0.9%
Ageas SA	397,609	26,313,596
Anheuser-Busch InBev SA	1,332,209	81,234,374
Elia Group SA, Class B	120,958	14,578,862
Groupe Bruxelles Lambert NV	221,088	19,431,542
KBC Group NV	617,369	74,275,298
Sofina SA	44,533	12,240,104
Syensqo SA(a)	194,470	16,052,777
		244,126,553
Denmark — 0.7%
AP Moller - Maersk A/S, Class A	8,044	16,579,933
AP Moller - Maersk A/S, Class B, NVS(a)	10,614	21,821,612
Carlsberg A/S, Class B	88,776	10,438,241
Danske Bank A/S	1,795,779	80,259,107
Orsted A/S(b)(c)	1,473,364	26,386,837
Tryg A/S	903,443	22,268,950
		177,754,680
Finland — 1.2%
Elisa OYJ	381,741	16,821,113
Fortum OYJ	1,232,955	27,494,797
Kesko OYJ, Class B	740,864	15,628,239
Kone OYJ, Class B	318,531	21,282,022
Neste OYJ	397,747	8,241,583
Nokia OYJ	14,209,413	96,926,621
Sampo OYJ, Class A	6,521,837	72,694,533
Stora Enso OYJ, Class R	1,551,969	18,071,362
UPM-Kymmene OYJ	1,441,407	38,676,261
		315,836,531
Security	Shares	Value
France — 9.0%
Alstom SA(c)	935,112	$23,384,886
Amundi SA(b)	170,040	12,605,468
ArcelorMittal SA	1,265,432	48,309,192
Arkema SA	152,662	9,062,423
AXA SA	4,781,920	207,479,882
BNP Paribas SA	2,745,809	212,684,746
Bollore SE	1,897,859	10,568,000
Bouygues SA	515,104	23,250,819
Carrefour SA	1,578,812	23,778,401
Cie de Saint-Gobain SA	1,212,564	117,693,890
Cie Generale des Etablissements Michelin SCA	1,801,255	57,541,835
Covivio SA/France	151,298	9,706,953
Credit Agricole SA	2,848,780	51,424,379
Danone SA	1,747,050	154,293,549
Eiffage SA	187,151	23,028,883
Engie SA	4,920,206	115,196,546
Eurofins Scientific SE	164,066	11,571,489
Euronext NV(b)	73,143	10,452,993
Gecina SA	127,236	11,824,205
Getlink SE	429,106	7,832,566
Ipsen SA	100,925	14,183,112
Kering SA	200,579	71,228,989
Klepierre SA	587,278	22,443,737
Orange SA	5,026,447	80,404,879
Pernod Ricard SA	542,403	53,123,225
Publicis Groupe SA	615,963	61,737,426
Renault SA	523,612	20,347,135
Rexel SA	606,074	21,015,601
Sanofi SA	2,983,222	301,791,029
Societe Generale SA	1,940,402	123,061,472
Sodexo SA	153,100	8,477,213
STMicroelectronics NV	1,854,799	45,546,229
Teleperformance SE	146,952	10,493,630
TotalEnergies SE	5,532,653	345,431,303
Unibail-Rodamco-Westfield, New	328,851	34,004,250
Veolia Environnement SA	1,693,513	55,965,697
		2,410,946,032
Germany — 9.2%
Allianz SE, Registered	1,041,882	418,671,527
BASF SE	2,413,955	119,108,938
Bayer AG, Registered	2,656,539	82,630,285
Bayerische Motoren Werke AG	754,250	70,329,918
Commerzbank AG	2,083,338	75,964,516
Continental AG	295,477	22,577,951
Covestro AG, NVS(c)	483,818	33,794,974
Daimler Truck Holding AG	825,588	33,091,762
Deutsche Bank AG, Registered	4,992,659	178,738,034
Deutsche Lufthansa AG, Registered	1,602,642	14,050,196
Deutsche Post AG, Registered	2,586,123	118,822,912
Deutsche Telekom AG, Registered	6,118,466	189,520,529
Evonik Industries AG	697,949	11,696,255
Fresenius Medical Care AG	594,578	31,921,254
Fresenius SE & Co. KGaA	1,135,620	65,346,929
Heidelberg Materials AG	362,085	84,946,410
Henkel AG & Co. KGaA	283,027	21,134,616
Infineon Technologies AG	1,768,536	70,198,315
LEG Immobilien SE	203,679	15,523,237
Mercedes-Benz Group AG	1,950,832	126,578,826
Merck KGaA	350,106	45,861,643
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	352,480	218,077,220
QIAGEN NV	296,654	13,963,522

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
RWE AG	1,699,679	$83,676,074
Siemens AG, Registered	1,024,324	290,290,556
Vonovia SE	1,012,475	30,430,695
		2,466,947,094
Hong Kong — 1.9%
AIA Group Ltd.	14,333,400	139,474,442
BOC Hong Kong Holdings Ltd.	9,971,000	48,994,680
CK Asset Holdings Ltd.	5,235,000	25,898,822
Hang Seng Bank Ltd.	2,006,500	39,116,609
Henderson Land Development Co. Ltd.(a)	4,008,794	14,101,939
HKT Trust & HKT Ltd., Class SS	10,089,000	14,731,672
Hongkong Land Holdings Ltd.	2,939,000	17,958,222
Jardine Matheson Holdings Ltd.	429,100	25,194,423
Link REIT	7,016,160	36,537,461
MTR Corp. Ltd.(a)	2,205,000	8,089,457
Power Assets Holdings Ltd.	3,768,500	23,940,306
Sino Land Co. Ltd.	9,954,000	12,364,214
SITC International Holdings Co. Ltd.	3,696,000	13,612,874
Sun Hung Kai Properties Ltd.(a)	3,909,500	47,573,861
Swire Pacific Ltd., Class A	1,014,000	8,374,950
WH Group Ltd.(b)	22,210,500	21,364,649
Wharf Real Estate Investment Co. Ltd.	4,599,419	13,090,952
		510,419,533
Ireland — 0.4%
AIB Group PLC	6,079,605	56,031,621
Bank of Ireland Group PLC	2,662,961	43,600,580
Kerry Group PLC, Class A	157,276	14,347,151
		113,979,352
Israel — 1.2%
Azrieli Group Ltd.	116,458	12,286,560
Bank Hapoalim BM	3,347,411	67,894,393
Bank Leumi Le-Israel BM	4,002,599	81,236,621
ICL Group Ltd.	2,061,282	13,502,404
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	3,277,291	32,752,535
Mizrahi Tefahot Bank Ltd.	414,435	26,945,550
Nice Ltd.(c)	61,890	8,442,285
Phoenix Financial Ltd.	605,298	23,302,169
Teva Pharmaceutical Industries Ltd., ADR(c)	2,019,551	41,360,404
		307,722,923
Italy — 4.5%
Banca Mediolanum SpA	616,284	12,390,058
Banca Monte dei Paschi di Siena SpA	5,316,581	46,628,990
Banco BPM SpA	3,067,586	44,693,018
BPER Banca SpA	3,905,725	46,797,984
Davide Campari-Milano NV(a)	1,130,732	7,872,011
Enel SpA	21,989,610	222,441,555
Eni SpA	5,501,267	101,440,465
FinecoBank Banca Fineco SpA	1,062,745	24,315,760
Generali	2,304,461	88,712,271
Intesa Sanpaolo SpA	38,324,876	247,016,819
Nexi SpA(b)	1,476,603	7,785,560
Poste Italiane SpA(b)	1,240,168	29,900,323
Snam SpA	5,457,378	33,659,006
Stellantis NV	5,477,938	55,709,788
Telecom Italia SpA/Milano(c)	31,681,771	18,680,927
Tenaris SA, NVS	1,005,713	19,988,408
Terna - Rete Elettrica Nazionale	3,799,468	38,960,022
UniCredit SpA	1,888,370	139,827,433
Unipol Assicurazioni SpA	976,265	21,373,684
		1,208,194,082
Security	Shares	Value
Japan — 22.0%
AGC Inc.	533,500	$16,668,151
Aisin Corp.	1,402,800	25,208,588
ANA Holdings Inc.	425,500	7,974,801
Asahi Kasei Corp.	3,279,500	25,127,916
Astellas Pharma Inc.	4,864,700	50,921,865
Bandai Namco Holdings Inc.	556,400	17,316,497
Bridgestone Corp.	1,534,900	67,006,247
Canon Inc.	812,900	23,344,716
Central Japan Railway Co.	2,083,900	51,017,441
Chiba Bank Ltd. (The)	1,514,200	14,775,159
Chubu Electric Power Co. Inc.	1,864,900	25,932,842
Dai Nippon Printing Co. Ltd.	1,045,300	17,446,448
Dai-ichi Life Holdings Inc.	4,708,900	33,051,744
Daito Trust Construction Co. Ltd.	789,500	14,760,536
Daiwa House Industry Co. Ltd.	1,506,900	51,126,175
Daiwa Securities Group Inc.	3,553,400	27,346,794
Denso Corp.	3,047,000	42,572,017
East Japan Railway Co.	1,682,500	41,095,049
Eisai Co. Ltd.	701,600	20,837,928
ENEOS Holdings Inc.	4,736,650	29,882,166
Fuji Electric Co. Ltd.	363,500	25,961,665
FUJIFILM Holdings Corp.	3,025,200	70,114,106
Hankyu Hanshin Holdings Inc.	644,700	17,312,753
Honda Motor Co. Ltd.	10,694,400	108,090,901
Hulic Co. Ltd.	1,225,000	12,655,914
Idemitsu Kosan Co. Ltd.	2,159,015	15,013,252
IHI Corp.	1,394,200	28,865,644
Inpex Corp.	2,350,500	43,371,710
Isuzu Motors Ltd.	1,441,700	17,690,065
Japan Airlines Co. Ltd.	392,700	7,074,646
Japan Exchange Group Inc.	1,357,900	15,142,163
Japan Post Bank Co. Ltd.	4,804,400	53,833,677
Japan Post Holdings Co. Ltd.	4,811,700	45,090,683
Japan Post Insurance Co. Ltd.	513,500	13,280,297
Japan Tobacco Inc.	3,237,700	112,778,425
JFE Holdings Inc.	1,572,600	18,022,334
Kajima Corp.	1,146,500	36,960,604
Kansai Electric Power Co. Inc. (The)	2,563,200	39,986,305
Kao Corp.	820,500	34,723,254
Kawasaki Kisen Kaisha Ltd.	951,800	13,636,961
KDDI Corp.	8,480,400	135,180,534
Kirin Holdings Co. Ltd.	732,700	10,303,754
Komatsu Ltd.	2,560,100	85,637,772
Kubota Corp.	2,608,000	33,766,191
Kyocera Corp.	3,463,200	45,954,575
Kyowa Kirin Co. Ltd.	635,900	9,846,298
LY Corp.	4,951,200	14,549,177
Makita Corp.	629,600	19,033,650
Marubeni Corp.	3,817,800	93,826,333
MatsukiyoCocokara & Co.	314,600	5,700,607
MEIJI Holdings Co. Ltd.	638,900	12,298,790
Minebea Mitsumi Inc.	340,000	6,719,678
Mitsubishi Chemical Group Corp.	3,579,400	18,697,268
Mitsubishi Corp.	8,681,800	208,473,015
Mitsubishi Electric Corp.	3,343,400	94,927,778
Mitsubishi Estate Co. Ltd.	1,867,300	39,571,591
Mitsubishi HC Capital Inc.	2,338,500	18,293,309
Mitsubishi UFJ Financial Group Inc.	30,930,500	467,213,464
Mitsui & Co. Ltd.	6,646,600	163,450,663
Mitsui Fudosan Co. Ltd.	7,101,900	73,947,823
Mitsui OSK Lines Ltd.	917,300	27,254,464
Mizuho Financial Group Inc.	6,795,820	227,629,136

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
MS&AD Insurance Group Holdings Inc.	3,471,324	$71,559,469
Murata Manufacturing Co. Ltd.	4,501,300	97,052,138
Nippon Building Fund Inc.	21,180	19,543,157
Nippon Steel Corp.	13,018,700	53,663,439
Nippon Yusen KK	1,169,100	40,372,920
Nissan Motor Co. Ltd.(a)(c)	5,907,400	13,502,737
Nitori Holdings Co. Ltd.	369,000	5,978,609
Nitto Denko Corp.	1,902,000	47,369,030
Nomura Holdings Inc.	8,075,800	57,629,708
NTT Inc.	80,763,300	83,125,919
Obayashi Corp.	1,729,000	29,250,256
ORIX Corp.	3,129,700	76,558,820
Osaka Gas Co. Ltd.	970,900	30,549,217
Otsuka Corp.	214,000	4,230,793
Panasonic Holdings Corp.	6,264,900	72,793,282
Rakuten Group Inc.(c)	1,434,500	9,384,791
Renesas Electronics Corp.	4,541,500	56,085,555
Resona Holdings Inc.	1,951,300	18,812,630
SBI Holdings Inc.	490,900	21,936,860
SCSK Corp.	147,100	5,405,427
Secom Co. Ltd.	728,000	24,609,898
Sekisui Chemical Co. Ltd.	1,006,200	17,431,694
Sekisui House Ltd.	1,612,800	34,603,048
SG Holdings Co. Ltd.	856,400	7,871,589
Shimadzu Corp.	221,000	5,941,687
Shimano Inc.	131,900	13,818,614
Shionogi & Co. Ltd.	2,043,000	34,266,411
SMC Corp.	76,800	26,290,362
SoftBank Corp.	77,444,400	110,048,335
SoftBank Group Corp.	1,286,500	225,740,250
Subaru Corp.	1,562,100	33,230,741
Sumitomo Corp.	2,945,300	85,681,554
Sumitomo Electric Industries Ltd.	1,927,700	70,278,936
Sumitomo Metal Mining Co. Ltd.	431,900	14,128,502
Sumitomo Mitsui Financial Group Inc.	9,956,100	269,549,360
Sumitomo Mitsui Trust Group Inc.	1,731,810	47,566,847
Sumitomo Realty & Development Co. Ltd.	834,800	35,643,444
Suzuki Motor Corp.	2,757,900	41,172,332
T&D Holdings Inc.	1,325,900	28,474,392
Taisei Corp.	422,700	30,756,216
Takeda Pharmaceutical Co. Ltd.	1,506,400	40,653,960
Toho Co. Ltd./Tokyo	105,200	6,166,492
Tokyo Metro Co. Ltd.(a)	269,200	2,829,860
Tokyu Corp.	667,000	7,422,383
Toppan Holdings Inc.	647,500	15,836,447
Toray Industries Inc.	3,765,800	23,055,844
Toyota Industries Corp.	437,100	47,513,687
Toyota Motor Corp.	25,568,680	521,271,860
Toyota Tsusho Corp.	1,858,000	56,792,050
West Japan Railway Co.	1,191,500	24,487,851
Yakult Honsha Co. Ltd.	441,100	6,603,623
Yamaha Motor Co. Ltd.	2,458,700	17,714,349
Yokohama Financial Group, Inc.	2,764,400	20,081,249
		5,907,632,933
Netherlands — 3.4%
ABN AMRO Bank NV, CVA(b)	1,567,250	46,827,332
Aegon Ltd.	3,589,186	27,352,200
AerCap Holdings NV	478,424	62,309,942
ASR Nederland NV	422,261	28,181,124
DSM-Firmenich AG	501,421	40,870,275
EXOR NV, NVS	250,940	21,746,449
Heineken Holding NV	349,959	23,633,096
Security	Shares	Value
Netherlands (continued)
Heineken NV	508,376	$39,364,724
ING Groep NV	8,129,877	203,000,302
JDE Peet's NV	461,172	16,783,940
Koninklijke Ahold Delhaize NV	2,448,639	100,224,272
Koninklijke KPN NV	10,477,008	48,481,948
Koninklijke Philips NV	1,345,184	36,851,569
NN Group NV	717,744	49,118,700
Prosus NV	2,295,410	158,655,186
Randstad NV	300,989	11,796,023
		915,197,082
New Zealand — 0.2%
Auckland International Airport Ltd.	3,800,798	17,689,699
Contact Energy Ltd.	2,295,974	12,239,437
Meridian Energy Ltd.	3,625,922	12,275,095
		42,204,231
Norway — 0.8%
Aker BP ASA	853,671	22,124,531
DNB Bank ASA	2,389,582	60,995,091
Equinor ASA	2,081,752	49,860,651
Norsk Hydro ASA	1,861,249	12,583,087
Orkla ASA	657,990	6,682,752
Salmar ASA(a)	121,418	6,818,119
Telenor ASA	1,642,397	24,424,965
Yara International ASA	451,260	16,440,347
		199,929,543
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	22,287,466	19,673,185
EDP SA	8,480,756	42,159,025
		61,832,210
Singapore — 1.5%
CapitaLand Ascendas REIT	10,499,100	22,730,890
CapitaLand Integrated Commercial Trust	15,872,992	28,856,931
CapitaLand Investment Ltd./Singapore(a)	6,262,700	12,688,478
Genting Singapore Ltd.	16,359,800	9,170,462
Keppel Ltd.	3,883,700	30,371,883
Oversea-Chinese Banking Corp. Ltd.	9,109,900	119,170,223
Sembcorp Industries Ltd.(a)	2,454,100	12,296,380
Singapore Airlines Ltd.	4,155,100	21,151,604
Singapore Telecommunications Ltd.	13,115,100	42,808,337
United Overseas Bank Ltd.	3,397,600	90,367,502
Wilmar International Ltd.(a)	5,135,900	12,342,117
Yangzijiang Shipbuilding Holdings Ltd.	2,580,700	6,969,841
		408,924,648
Spain — 4.6%
Acciona SA	35,518	7,861,625
Banco Bilbao Vizcaya Argentaria SA	15,559,927	313,471,408
Banco de Sabadell SA	13,628,240	51,090,843
Banco Santander SA	26,131,982	266,289,760
Bankinter SA	1,825,109	27,512,122
CaixaBank SA	10,588,973	111,922,752
Grifols SA	308,102	3,992,350
Iberdrola SA	17,133,158	347,224,697
Redeia Corp. SA	396,106	7,130,646
Repsol SA	3,149,459	57,790,536
Telefonica SA	10,024,970	50,838,354
		1,245,125,093
Sweden — 2.8%
Boliden AB(c)	772,691	34,649,366
Fastighets AB Balder, Class B(c)	1,979,884	14,522,187
Holmen AB, Class B	208,070	7,862,128

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Industrivarden AB, Class A	206,412	$8,582,617
Industrivarden AB, Class C	268,532	11,139,024
L E Lundbergforetagen AB, Class B	204,200	10,929,374
Nordea Bank Abp	8,417,467	143,995,953
Securitas AB, Class B	1,343,528	19,791,315
Skandinaviska Enskilda Banken AB, Class A	4,071,141	77,716,353
Skanska AB, Class B	926,911	25,241,646
SKF AB, Class B	920,855	23,603,378
Svenska Cellulosa AB SCA, Class B	1,657,374	22,076,455
Svenska Handelsbanken AB, Class A	3,929,519	51,277,581
Swedbank AB, Class A	2,282,730	69,305,465
Tele2 AB, Class B	1,459,889	23,191,602
Telefonaktiebolaget LM Ericsson, Class B	7,528,662	76,384,755
Telia Co. AB	6,418,304	25,266,734
Volvo AB, Class B	4,290,529	117,539,244
		763,075,177
Switzerland — 8.9%
Amrize Ltd.(c)	1,390,027	71,928,207
Banque Cantonale Vaudoise, Registered	80,864	9,388,843
Barry Callebaut AG, Registered	6,135	7,975,745
EMS-Chemie Holding AG, Registered	9,303	6,371,904
Helvetia Holding AG, Registered	101,221	24,872,907
Holcim AG	1,378,206	122,524,178
Julius Baer Group Ltd.	363,418	24,533,810
Kuehne + Nagel International AG, Registered	131,290	25,187,539
Nestle SA, Registered	4,518,458	431,731,618
Novartis AG, Registered	2,561,856	317,059,542
Roche Holding AG, NVS	1,895,532	614,001,053
Sandoz Group AG	1,123,482	74,910,172
Schindler Holding AG, Participation Certificates, NVS	55,495	19,767,328
Schindler Holding AG, Registered	31,802	10,750,343
SGS SA	221,895	25,023,053
SIG Group AG	525,877	5,879,698
Swatch Group AG (The), Bearer	50,106	10,471,479
Swiss Life Holding AG, Registered	77,130	83,720,917
Swiss Prime Site AG, Registered	213,789	30,388,588
Swiss Re AG	807,485	147,448,324
Swisscom AG, Registered	69,781	51,116,166
Zurich Insurance Group AG	393,826	273,894,570
		2,388,945,984
United Kingdom — 18.0%
3i Group PLC	917,500	53,096,264
Anglo American PLC, NVS	2,990,179	113,126,303
Associated British Foods PLC	886,537	26,752,621
Aviva PLC	8,236,700	72,394,738
Barclays PLC	38,280,633	205,322,778
Barratt Redrow PLC	3,742,830	18,521,311
BP PLC	43,425,360	254,420,825
British American Tobacco PLC	5,610,870	287,363,479
BT Group PLC	15,937,702	38,897,122
Bunzl PLC	886,953	26,961,333
Centrica PLC	13,628,134	32,118,797
CK Hutchison Holdings Ltd.	7,226,000	47,919,011
DCC PLC	265,969	17,521,774
Diageo PLC	3,869,891	89,014,244
Glencore PLC	27,493,876	131,711,193
GSK PLC	11,015,234	257,904,502
Hikma Pharmaceuticals PLC	466,742	11,290,254
HSBC Holdings PLC	47,061,720	658,837,804
Imperial Brands PLC	2,088,245	82,974,927
Security	Shares	Value
United Kingdom (continued)
J Sainsbury PLC	4,691,831	$21,055,052
JD Sports Fashion PLC	6,881,616	8,432,628
Kingfisher PLC	4,759,702	19,303,352
Land Securities Group PLC	1,912,968	15,633,898
Legal & General Group PLC	15,689,803	49,029,333
Lloyds Banking Group PLC	164,001,954	192,290,233
M&G PLC	6,096,709	21,107,819
Mondi PLC, NVS	1,178,162	13,169,309
National Grid PLC	13,193,689	197,827,512
NatWest Group PLC, NVS	21,800,135	167,828,612
Pearson PLC	800,839	11,146,090
Phoenix Group Holdings PLC	1,897,152	16,806,552
Prudential PLC	6,964,978	96,869,474
Reckitt Benckiser Group PLC	1,827,092	139,752,524
Rentokil Initial PLC	6,807,327	37,994,738
Rio Tinto PLC	3,045,267	219,533,171
Schroders PLC	2,024,555	10,102,777
Segro PLC	3,483,040	31,961,639
Severn Trent PLC	734,138	26,836,410
Shell PLC	15,877,046	595,221,039
Smiths Group PLC	896,788	29,696,285
Spirax Group PLC	71,146	6,635,980
Standard Chartered PLC	5,388,745	110,616,056
Tesco PLC	17,670,513	106,635,735
Unilever PLC	2,309,737	138,594,206
United Utilities Group PLC	1,851,104	29,203,911
Vodafone Group PLC	52,412,170	63,448,754
Whitbread PLC	471,136	17,936,246
WPP PLC	2,879,387	10,880,251
		4,831,698,866
Total Common Stocks — 98.8% (Cost: $21,545,917,304)		26,518,928,744
Preferred Stocks
Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	150,279	13,019,541
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(b)	310,223	16,231,159
Henkel AG & Co. KGaA, Preference Shares, NVS	430,506	34,876,535
Porsche Automobil Holding SE, Preference Shares, NVS	415,809	16,521,534
Volkswagen AG, Preference Shares, NVS	558,524	58,162,869
		138,811,638
Total Preferred Stocks — 0.5% (Cost: $183,147,290)		138,811,638
Total Long-Term Investments — 99.3% (Cost: $21,729,064,594)		26,657,740,382
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	99,259,671	99,309,301

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	6,590,000	$6,590,000
Total Short-Term Securities — 0.4% (Cost: $105,892,441)		105,899,301
Total Investments — 99.7% (Cost: $21,834,957,035)		26,763,639,683
Other Assets Less Liabilities — 0.3%		84,152,534
Net Assets — 100.0%		$26,847,792,217

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$76,300,590	$22,997,632 (a)	$—	$4,495	$6,584	$99,309,301	99,259,671	$223,820 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,690,000	—	(100,000)(a)	—	—	6,590,000	6,590,000	46,191	—
				$4,495	$6,584	$105,899,301		$270,011	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	225	12/11/25	$48,612	$2,834,567
Euro STOXX 50 Index	864	12/19/25	56,457	1,795,141
FTSE 100 Index	559	12/19/25	71,698	3,083,328
				$7,713,036
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Value ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$305,472,871	$26,213,455,873	$—	$26,518,928,744
Preferred Stocks	—	138,811,638	—	138,811,638
Short-Term Securities
Money Market Funds	105,899,301	—	—	105,899,301
	$411,372,172	$26,352,267,511	$—	$26,763,639,683
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,795,141	$5,917,895	$—	$7,713,036

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust